Commitments and Contingencies - Additional Information 1 (Detail) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended		1 Months Ended					12 Months Ended			12 Months Ended
	Aug. 28, 2013	Jun. 30, 2013	Dec. 31, 2013 Defendants	Sep. 30, 2013 Actonel [Member] Claim	Dec. 31, 2013 Hormone Replacement Therapy Litigation [Member] Watson Pharmaceuticals, Inc. [Member] Cases	Sep. 30, 2013 ONJ-Related [Member] Claim	Dec. 31, 2013 ONJ-Related [Member] Cases	Sep. 30, 2013 Additional ONJ-Related Claims [Member] Claim	Sep. 30, 2013 AFF-Related [Member] Claim	Sep. 30, 2013 ONJ and AFF-Related [Member] Claim	Dec. 31, 2013 Metoclopramide Litigation [Member] Settlements	Dec. 31, 2013 Metoclopramide Litigation [Member] Watson Pharmaceuticals, Inc. [Member] Cases	Dec. 31, 2013 Alendronate Litigation [Member] Watson Pharmaceuticals, Inc. [Member] Cases Plaintiff	Dec. 31, 2013 Alendronate Litigation [Member] Superior Court of New Jersey [Member] Watson Pharmaceuticals, Inc. [Member] Claim	Dec. 31, 2013 Fentanyl Transdermal System Litigation [Member] Watson Pharmaceuticals, Inc. [Member] Claim Plaintiff	Dec. 31, 2013 Propoxyphene Litigation [Member] Cases	Dec. 31, 2013 Propoxyphene Litigation [Member] Watson Pharmaceuticals, Inc. [Member] Claim Plaintiff
Loss Contingencies [Line Items]
Settlement agreement date			May 2013
Loss contingency, settlement agreement, amount		$ 2,000,000
Approximate number of cases pending			4		8		74					1,190	282	269	5		77
Number of claims settled				562		30		53	514	4
Number of Plaintiffs													362
Lawsuits that name as a defendant Cobalt Laboratories													85
Cases naming Watson and/or Cobalt that were consolidated													20
Motion to dismiss has been filed													11
Approximate number of cases dismissed													8				34
Cases that are part of consolidated litigation in the California Superior Court (Orange County)													9
Number of stipulated dismissals in the Superior Court of New Jersey													144
Number of pending stipulated dismissals in the Superior Court of New Jersey													51
Motion to dismiss already moved													15
Motion to dismiss to be filed soon													141
Approximate number of plaintiffs															10		1,385
Number of cases voluntarily dismissed by plaintiffs with prejudice																4
Approximate number of proceeding cases											35
Civil penalties for each alleged false claim and attorneys' fees and costs.			11,000
Compensatory damages and civil penalties	$ 12,400,000